PROPERTY AND EQUIPMENT - Depreciation and Amortization Expense (Details) (USD $) In Thousands, unless otherwise specified	4 Months Ended	12 Months Ended		9 Months Ended
	Dec. 28, 2012	Dec. 26, 2014	Dec. 27, 2013	Sep. 07, 2012
Successor
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	$ 6,117	$ 21,197	$ 21,780
Predecessor
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense				$ 13,135